Construction Loan Payable - Summary of Construction Loan Payable (Detail) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of construction loan payable [Abstract]
First advance	$ 6,304
Less: transaction costs (net of amortization)	(1,122)
Add: accrued interest	185
Construction Loan Payable, Total	$ 5,367